Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2022
Derivative financial instruments and hedge accounting
Derivative financial instruments and hedge accounting

24 Derivative financial instruments and hedge accounting

	December 31, 2022			December 31, 2021
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	110	132	2	113	39	2
- Interest currency swap	1	144	2	30	7	2
- Outright	3	12	2	3	11	2
	114	288		146	57
Derivatives on interest rate
- Interest rate swap	137	58	2	13	43	2
	137	58		13	43
Derivatives on commodities
- Over the counter	9,571	8,663	2	12,152	12,060	2
- Future	6,886	5,764	1	7,158	5,498	1
- Options		2	1
- Other		80	2	1	55	2
	16,457	14,509		19,311	17,613
	16,708	14,855		19,470	17,713
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter				7	735	2
- Future	339	192	1	193	1,672	1
	339	192		200	2,407
Derivatives on interest rate
- Interest rate swap	21		2		3	2
	21				3
	360	192		200	2,410
Options
- Other options		144	3		62	3
		144			62
Gross amount	17,068	15,191		19,670	20,185
Offsetting	(5,863)	(5,863)		(7,159)	(7,159)
Net amount	11,205	9,328		12,511	13,026
Of which:
- current	11,076	9,042		12,460	12,911
- non-current	129	286		51	115

Eni is exposed to the market risk, which is the risk that changes in prices of energy commodities, exchange rates and interest rates could reduce the expected cash flows or the fair value of the assets. Eni enters into financial and commodities derivatives traded on organized markets (like MTF and OTF) and into commodities derivatives traded over the counter (swaps, forward, contracts for differences and options on commodities) to reduce this risk in relation to the underlying commodities, currencies or interest rates and, to a limited extent, in compliance with internal authorization thresholds, with speculative purposes to profit from expected market trends.

Derivatives fair values were estimated based on market quotations provided by primary info-provider or, alternatively, appropriate valuation techniques generally adopted in the marketplace.

Fair values of non-hedging derivatives essentially comprised forward sale contracts of natural gas for physical delivery which were not entitled to the own use exemption, as well as derivatives for proprietary trading activities.

Fair value of cash flow hedge derivatives essentially related to commodity hedges were entered into by the Global Gas & LNG Portfolio segment. These derivatives were entered into to hedge variability in future cash flows associated with highly probable future trade transactions of gas or electricity or on already contracted trades due to different indexation mechanisms of supply costs versus selling prices. A similar scheme applies to exchange rate hedging derivatives. The existence of a relationship between the hedged item and the hedging derivative is checked at inception to verify eligibility for hedge accounting by observing the offset in changes of the fair values at both the underlying commodity and the derivative. The hedging relationship is also stress-tested against the level of credit risk of the counterparty in the derivative transaction. The hedge ratio is defined consistently with the Company’s risk management objectives, under a defined risk management strategy. The hedging relationship is discontinued when it ceases to meet the qualifying criteria and the risk management objectives on the basis of which hedge accounting has initially been applied.

The effects of the measurement at fair value of cash flow hedge derivatives are given in note 26 – Equity. Information on hedged risks and hedging policies is disclosed in note 28 – Guarantees, commitments and risks - Risk factors.

During 2021, Eni entered into sustainability-linked interest currency swaps with leading banking institutions which provide for a cost adjustment mechanism linked to the achievement of certain sustainability targets. At December 31, 2022, the fair value of these contracts amounted to positive €39 million.

In 2022, the exposure to the exchange rate risk deriving from securities denominated in U.S. dollars included in the strategic liquidity portfolio amounting to €2,723 million was hedged by using, in a fair value hedge relationship, negative exchange differences for €107 million resulting on a portion of bonds denominated in U.S. dollars amounting to €2,684 million.

The offsetting of financial derivatives related to Eni Global Energy Markets SpA.

During 2022, there were no transfers between the different hierarchy levels of fair value.

Hedging derivative instruments are disclosed below:

	December 31, 2022			December 31, 2021
(€ million)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	83	(4)		(461)	(2,016)	(46)
- Future	1,350	(3,912)	275	(364)	534	(5)
- Other		9
	1,433	(3,907)	275	(825)	(1,482)	(51)
Derivatives on interest rate
- Interest rate swap	127	24		84	3
	127	24		84	3
	1,560	(3,883)	275	(741)	(1,479)	(51)

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:

	December 31, 2022			December 31, 2021
(€ million)	Change of the underlying asset used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments	Change of the underlying asset used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments
Cash flow hedge derivatives
Commodity price risk
- Planned sales	4,059	(499)	(4,666)	86	(1,272)	(215)
	4,059	(499)	(4,666)	86	(1,272)	(215)
Derivatives on interest rate
- hedged flows	(15)	16	(11)	(3)	3
	(15)	16	(11)	(3)	3
	4,044	(483)	(4,677)	83	(1,269)	(215)

More information is reported in note 28 — Guarantees, Commitments and Risks — Financial risks.

Effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2022	2021	2020
Net income (loss) on cash flow hedging derivatives	275	(51)	(1)
Net income (loss) on other derivatives	(2,011)	954	(765)
	(1,736)	903	(766)

Net income (loss) on cash flow hedging derivatives related to the ineffective portion of the hedging relationship on commodity derivatives was recognized through profit and loss.

Net income (loss) on other derivatives included the fair value measurement and settlement of commodity derivatives which could not be elected for hedge accounting under IFRS because they related to net exposure to commodity risk and derivatives for trading purposes and proprietary trading.

Effects recognized in finance income (loss)

(€ million)	2022	2021	2020
Derivatives on exchange rate	(70)	(322)	391
Derivatives on interest rate	81	16	(40)
Options	2
	13	(306)	351

Net financial income from derivative financial instruments was recognized in connection with the fair value valuation of certain derivatives which lacked the formal criteria to be treated in accordance with hedge accounting under IFRS, as they were entered into for amounts equal to the net exposure to exchange rate risk and interest rate risk, and as such, they cannot be referred to specific trade or financing transactions. Exchange rate derivatives were entered into in order to manage exposures to foreign currency exchange rates arising from the pricing formulas of commodities.

More information is disclosed in note 36 – Transactions with related parties.